Victory Institutional Funds

3435 Stelzer Road

Columbus, Ohio 43219

March 2, 2016

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Victory Institutional Funds
File Nos. 333-115476; 811-21584

Ladies and Gentlemen:

On behalf of Victory Institutional Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the form of prospectus of the Victory Institutional Diversified Stock Fund, a series of the Registrant, and the form of statement of additional information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 24 under the Securities Act to Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 26, 2016, accession number 0001104659-16-100548.

If you have any questions or comments regarding this filing, please call Jay Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

Victory Institutional Funds

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President